INCOME TAXES - Loss carry-forward (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	€ 33,348
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	649
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	332
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	223
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,163
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,698
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,428
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,184
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,011
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,578
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,096
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,871
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,143
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,188
2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,973
2042
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,544
2043
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	€ 4,267